Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 337	$ 348
Restricted cash	69	69
Trade and other receivables	767	807
Prepaid expenses and other	68	48
Risk management assets current	318	151
Inventory	134	157
Assets of held for sale	80	0
Current assets	1,773	1,580
Non-current assets
Investments	159	138
Long-term portion of finance lease receivables	305	171
Risk management assets non-current	93	52
Property, plant and equipment	6,020	5,714
Right-of-use assets	120	117
Intangible assets	281	223
Total goodwill	517	464
Deferred income tax assets	52	21
Other assets	179	179
Total assets	9,499	8,659
Current liabilities
Bank overdraft	1	3
Accounts payable, accrued liabilities and other current liabilities	756	809
Current portion of decommissioning and other provisions	83	35
Risk management liabilities non-current	277	314
Dividends payable	49	49
Exchangeable securities	750	0
Contingent consideration payable	81	0
Current portion of long-term debt and lease liabilities (Note 25)	572	532
Current liabilities	2,569	1,742
Non-current liabilities
Credit facilities, long-term debt and lease liabilities	3,236	2,934
Exchangeable securities	0	744
Decommissioning and other provisions	850	654
Deferred income tax liabilities (Note 11)	470	386
Risk management liabilities	305	274
Contract liabilities	24	10
Defined benefit obligation and other long-term liabilities	202	251
Equity
Common shares	3,179	3,285
Preferred shares	942	942
Contributed surplus	42	41
Deficit	(2,458)	(2,567)
Accumulated other comprehensive income (loss)	41	(164)
Equity attributable to shareholders	1,746	1,537
Equity attributable to non-controlling interests	97	127
Total equity	1,843	1,664
Total liabilities and equity	$ 9,499	$ 8,659